OTHER CURRENT RECEIVABLES	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT RECEIVABLES

NOTE 4 -	OTHER CURRENT RECEIVABLES

	December 31,
	2025	2024
	USD in thousands
Governmental institutes	84	73
Prepaid expenses	146	232
Grants receivables (*)	143	152
Other receivables	25	23
	398	480

(*)	As of December 31, 2025, the Company recorded grants receivable in “Other Current Receivables” in the amount of $141 from the European Horizon 2020 program and $2 from the Israel Innovation Authority under the “Smart Money” program. For comparison, as of December 31, 2024, the Company recorded grants receivable of $125, which were from the Horizon 2020 program and $27 from the Israel Innovation Authority under the “Smart Money” program. During 2025, the Company received payments totaling approximately $35 from the Israel Innovation Authority. Subsequent to December 31, 2025, in February 2026, the Company received an additional payment of approximately $57 from the European Horizon 2020 program related to amounts included in grants receivable as of December 31, 2025.